Income Taxes Income Tax Domestic and Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) from income taxes, U.S.	$ 2,286	$ 898	$ 347
Income (loss) from income taxes, Puerto Rico	41	80	66
Income before income taxes	$ 2,327	$ 978	$ 413